Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Liabilities
Trade payables	$ 1,758,486	$ 410,701
Accrued liabilities	202,259	290,298
Total	$ 1,960,745	$ 700,999